CHAPMAN AND CUTLER LLP                                   111 WEST MONROE STREET
                                                        CHICAGO, ILLINOIS 60603


                               September 27, 2010


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


         Re:            First Trust High Income Long/Short Fund


Ladies and Gentlemen:

      On behalf of First Trust High Income Long/Short Fund (the "Registrant"), we are transmitting Pre-effective Amendment No. 2 to the Registration Statement on Form N-2 for electronic filing under the Securities Act of 1933 and the Investment Company Act of 1940.

      On September 22, 2010, the Fund and its principal underwriter, Wells Fargo Securities, LLC submitted acceleration requests seeking to have Pre-Effective Amendment No. 2 to the Registrant's Registration Statement declared effective as early as practicable on September 27, 2010. The Registrant is relying on Rule 430A of Regulation C under the Securities Act of 1933 ("Regulation C") to have the Registration Statement declared effective with certain information omitted. The Registrant will file a prospectus and statement of additional information containing such omitted information as promptly as practicable pursuant to Rule 497(h) of Regulation C.

      If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3017.

                                                     Very truly yours,



                                                     CHAPMAN AND CUTLER LLP


                                                By:  /s/ Brian D. Free
                                                     ---------------------------
                                                          Brian D. Free

Enclosures

cc:  W. Scott Jardine
     Eric F. Fess